Document And Entity Information	Oct. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	Valion Bio, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41052
Entity, Tax Identification Number	81-4016391
Entity, Address, Address Line One	1305 E. Houston Street
Entity, Address, Address Line Two	Building 1, Suite 311
Entity, Address, City or Town	San Antonio
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78205
City Area Code	888
Local Phone Number	276-6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VBIO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001787740